Quarterly Holdings Report
for
Fidelity® New Millennium Fund®
February 28, 2023
NMF-NPRT1-0423
1.797943.119
Common Stocks - 98.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.3%
Entertainment - 2.2%
Activision Blizzard, Inc.	61,600	4,697
Endeavor Group Holdings, Inc. (a)	557,217	12,432
Netflix, Inc. (a)	88,500	28,509
Spotify Technology SA (a)	51,200	5,955
Universal Music Group NV	263,300	6,204
		57,797
Interactive Media & Services - 2.9%
Alphabet, Inc. Class A (a)	438,600	39,500
Match Group, Inc. (a)	167,800	6,950
Meta Platforms, Inc. Class A (a)	149,100	26,084
Pinterest, Inc. Class A (a)	151,200	3,797
		76,331
Media - 1.2%
Comcast Corp. Class A	903,300	33,576
TOTAL COMMUNICATION SERVICES		167,704
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.6%
Aptiv PLC (a)	125,200	14,558
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	148,300	5,457
Booking Holdings, Inc. (a)	7,200	18,173
Churchill Downs, Inc.	64,500	15,853
Domino's Pizza, Inc.	22,900	6,733
		46,216
Household Durables - 1.0%
Lennar Corp. Class A	88,700	8,581
NVR, Inc. (a)	2,110	10,916
Taylor Morrison Home Corp. (a)	201,400	7,216
		26,713
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (a)	341,600	32,189
eBay, Inc.	207,400	9,520
Uber Technologies, Inc. (a)	622,900	20,718
		62,427
Multiline Retail - 1.0%
Dollar General Corp.	48,100	10,404
Target Corp.	101,100	17,035
		27,439
Specialty Retail - 1.6%
Best Buy Co., Inc.	81,700	6,790
Dick's Sporting Goods, Inc.	51,800	6,663
Industria de Diseno Textil SA	451,300	13,903
TJX Companies, Inc.	196,500	15,052
		42,408
Textiles, Apparel & Luxury Goods - 2.8%
Brunello Cucinelli SpA	362,400	30,550
NIKE, Inc. Class B	156,400	18,579
PVH Corp.	84,200	6,756
Ralph Lauren Corp.	64,300	7,600
Tapestry, Inc.	273,100	11,883
		75,368
TOTAL CONSUMER DISCRETIONARY		295,129
CONSUMER STAPLES - 3.2%
Beverages - 2.6%
Boston Beer Co., Inc. Class A (a)	30,500	9,876
Constellation Brands, Inc. Class A (sub. vtg.)	30,800	6,890
Diageo PLC sponsored ADR (b)	73,800	12,770
Keurig Dr. Pepper, Inc.	254,700	8,800
The Coca-Cola Co.	527,900	31,415
		69,751
Food & Staples Retailing - 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	96,100	6,900
Performance Food Group Co. (a)	158,300	8,958
		15,858
TOTAL CONSUMER STAPLES		85,609
ENERGY - 7.5%
Energy Equipment & Services - 2.0%
Baker Hughes Co. Class A	425,200	13,011
Halliburton Co.	311,500	11,286
Schlumberger Ltd.	399,200	21,241
TechnipFMC PLC (a)	552,900	8,454
		53,992
Oil, Gas & Consumable Fuels - 5.5%
Antero Resources Corp. (a)	311,400	8,159
Canadian Natural Resources Ltd.	300,900	17,004
Cheniere Energy, Inc.	85,800	13,500
Exxon Mobil Corp.	560,200	61,572
Hess Corp.	211,300	28,462
Valero Energy Corp.	130,200	17,151
		145,848
TOTAL ENERGY		199,840
FINANCIALS - 10.1%
Banks - 4.5%
Bank of America Corp.	1,126,400	38,636
Comerica, Inc.	151,000	10,585
JPMorgan Chase & Co.	95,500	13,690
PNC Financial Services Group, Inc.	109,900	17,355
Wells Fargo & Co.	869,000	40,643
		120,909
Capital Markets - 1.4%
Morgan Stanley	282,200	27,232
Sixth Street Specialty Lending, Inc.	156,695	2,977
State Street Corp.	76,600	6,793
		37,002
Insurance - 3.9%
American International Group, Inc.	163,200	9,973
Arch Capital Group Ltd. (a)	294,500	20,615
Chubb Ltd.	180,909	38,175
First American Financial Corp.	121,800	6,916
Hiscox Ltd.	639,207	8,765
MetLife, Inc.	169,400	12,151
RenaissanceRe Holdings Ltd.	33,000	7,092
		103,687
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	305,823	6,529
TOTAL FINANCIALS		268,127
HEALTH CARE - 12.9%
Biotechnology - 1.3%
Day One Biopharmaceuticals, Inc. (a)	166,300	3,063
Gilead Sciences, Inc.	101,400	8,166
Legend Biotech Corp. ADR (a)	95,200	4,396
Regeneron Pharmaceuticals, Inc. (a)	25,600	19,467
		35,092
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	537,900	25,131
GE HealthCare Technologies, Inc. (a)	136,437	10,369
Hologic, Inc. (a)	104,500	8,322
Masimo Corp. (a)	86,900	14,539
Stryker Corp.	52,600	13,827
		72,188
Health Care Providers & Services - 3.4%
agilon health, Inc. (a)	374,300	7,939
Centene Corp. (a)	129,800	8,878
Cigna Group	101,700	29,707
LifeStance Health Group, Inc. (a)	489,200	2,505
UnitedHealth Group, Inc.	88,200	41,978
		91,007
Life Sciences Tools & Services - 2.1%
Danaher Corp.	53,100	13,144
IQVIA Holdings, Inc. (a)	46,300	9,652
Thermo Fisher Scientific, Inc.	42,500	23,025
West Pharmaceutical Services, Inc.	32,400	10,272
		56,093
Pharmaceuticals - 3.4%
AstraZeneca PLC (United Kingdom)	68,700	8,950
Bristol-Myers Squibb Co.	350,800	24,191
Eli Lilly & Co.	132,000	41,081
Roche Holding AG (participation certificate)	32,220	9,290
UCB SA	80,200	6,903
		90,415
TOTAL HEALTH CARE		344,795
INDUSTRIALS - 13.5%
Aerospace & Defense - 5.0%
BWX Technologies, Inc.	110,700	6,765
Howmet Aerospace, Inc.	356,200	15,025
Huntington Ingalls Industries, Inc.	32,700	7,037
Lockheed Martin Corp.	45,100	21,389
Northrop Grumman Corp.	32,000	14,852
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	585,890	45,114
Class C (a)(c)(d)	8,180	630
The Boeing Co. (a)	110,900	22,352
		133,164
Air Freight & Logistics - 0.3%
GXO Logistics, Inc. (a)	149,700	7,421
Building Products - 0.6%
Builders FirstSource, Inc. (a)	97,700	8,283
Fortune Brands Home & Security, Inc.	131,600	8,153
		16,436
Construction & Engineering - 1.1%
Quanta Services, Inc.	99,800	16,108
Willscot Mobile Mini Holdings (a)	281,400	14,464
		30,572
Electrical Equipment - 1.0%
Generac Holdings, Inc. (a)	84,900	10,189
Regal Rexnord Corp.	107,300	16,915
		27,104
Industrial Conglomerates - 1.0%
General Electric Co.	327,112	27,710
Machinery - 3.0%
Caterpillar, Inc.	72,400	17,343
Fortive Corp.	190,500	12,699
Ingersoll Rand, Inc.	277,720	16,127
ITT, Inc.	159,600	14,506
Parker Hannifin Corp.	50,800	17,874
		78,549
Professional Services - 0.9%
FTI Consulting, Inc. (a)	56,220	10,328
KBR, Inc.	245,100	13,507
		23,835
Road & Rail - 0.1%
RXO, Inc. (a)	104,800	2,156
Trading Companies & Distributors - 0.5%
RS GROUP PLC	1,097,200	12,901
TOTAL INDUSTRIALS		359,848
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 1.1%
Cisco Systems, Inc.	562,600	27,241
Electronic Equipment & Components - 1.8%
Flex Ltd. (a)	852,300	19,398
Jabil, Inc.	175,200	14,547
Keysight Technologies, Inc. (a)	91,200	14,588
		48,533
IT Services - 5.0%
Amadeus IT Holding SA Class A (a)	230,200	14,476
Block, Inc. Class A (a)	139,200	10,681
EPAM Systems, Inc. (a)	24,600	7,568
Fiserv, Inc. (a)	187,801	21,614
MongoDB, Inc. Class A (a)	55,900	11,712
Shift4 Payments, Inc. (a)	130,600	8,424
Visa, Inc. Class A	208,300	45,814
WNS Holdings Ltd. sponsored ADR (a)	152,300	13,238
		133,527
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc. (a)	293,900	23,095
Analog Devices, Inc.	94,500	17,338
Marvell Technology, Inc.	69,918	3,157
NVIDIA Corp.	125,500	29,136
NXP Semiconductors NV	134,800	24,059
onsemi (a)	276,800	21,427
SolarEdge Technologies, Inc. (a)	31,100	9,887
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	235,800	20,531
Teradyne, Inc.	140,700	14,230
		162,860
Software - 5.7%
Adobe, Inc. (a)	56,500	18,303
Autodesk, Inc. (a)	50,600	10,054
Dynatrace, Inc. (a)	376,800	16,025
Microsoft Corp.	329,600	82,209
Oracle Corp.	198,100	17,314
Workday, Inc. Class A (a)	45,200	8,383
		152,288
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	741,100	109,246
TOTAL INFORMATION TECHNOLOGY		633,695
MATERIALS - 5.4%
Chemicals - 1.8%
Cabot Corp.	92,100	7,325
Celanese Corp. Class A	62,800	7,299
CF Industries Holdings, Inc.	158,400	13,605
Element Solutions, Inc.	351,700	7,224
LG Chemical Ltd.	13,290	6,840
Westlake Corp.	55,700	6,636
		48,929
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	24,200	8,709
Containers & Packaging - 0.9%
Avery Dennison Corp.	54,900	10,002
O-I Glass, Inc. (a)	660,800	14,683
		24,685
Metals & Mining - 2.4%
Commercial Metals Co.	77,900	4,031
Franco-Nevada Corp.	133,400	17,028
Freeport-McMoRan, Inc.	703,600	28,826
Lynas Rare Earths Ltd. (a)	1,189,995	6,535
Novagold Resources, Inc. (a)	1,049,180	5,905
		62,325
TOTAL MATERIALS		144,648
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Essex Property Trust, Inc.	29,500	6,728
Gaming & Leisure Properties	205,383	11,066
Prologis (REIT), Inc.	126,800	15,647
Spirit Realty Capital, Inc.	260,560	10,730
		44,171
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	122,200	10,404
TOTAL REAL ESTATE		54,575
UTILITIES - 2.2%
Electric Utilities - 1.5%
Constellation Energy Corp.	123,800	9,271
FirstEnergy Corp.	259,800	10,272
Southern Co.	318,200	20,066
		39,609
Independent Power and Renewable Electricity Producers - 0.7%
The AES Corp.	539,000	13,303
Vistra Corp.	293,600	6,456
		19,759
TOTAL UTILITIES		59,368
TOTAL COMMON STOCKS (Cost $2,106,918)		2,613,338

Convertible Preferred Stocks - 1.2%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc.:
Series D (a)(c)(d)	390,327	1,276
Series E (a)(c)(d)	522,488	2,017
		3,293
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bowery Farming, Inc. Series C1 (a)(c)(d)	161,754	3,285
HEALTH CARE - 0.6%
Biotechnology - 0.6%
National Resilience, Inc. Series B (a)(c)(d)	243,347	14,778
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series H (a)(c)(d)	7,570	5,829
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series B, 6.00% (c)(d)	49,853	3,910
TOTAL INDUSTRIALS		9,739
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $34,720)		31,095

Other - 0.1%
	Shares	Value ($) (000s)
Energy - Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (a)(c)(d)(e) (Cost $7,484)	6,453,248	2,522

Money Market Funds - 0.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (f)	11,318,042	11,320
Fidelity Securities Lending Cash Central Fund 4.63% (f)(g)	925,187	925
TOTAL MONEY MARKET FUNDS (Cost $12,245)		12,245

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,161,367)	2,659,200
NET OTHER ASSETS (LIABILITIES) - 0.2%	4,609
NET ASSETS - 100.0%	2,663,809

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $79,361,000 or 3.0% of net assets.

(d)	Level 3 security
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	5,143

Bolt Threads, Inc. Series D	12/13/17	6,261

Bolt Threads, Inc. Series E	2/07/20 - 9/02/21	9,224

Bowery Farming, Inc. Series C1	5/18/21	9,746

National Resilience, Inc. Series B	12/01/20	3,324

Space Exploration Technologies Corp. Class A	4/08/16 - 9/11/17	5,980

Space Exploration Technologies Corp. Class C	9/11/17	110

Space Exploration Technologies Corp. Series H	8/04/17	1,022

Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	7,483

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	117,908	338,103	444,691	784	-	-	11,320	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	54,894	53,614	107,583	5	-	-	925	0.0%
Total	172,802	391,717	552,274	789	-	-	12,245

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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